Investment Strategy	Nov. 04, 2026
Baillie Gifford Emerging Markets ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.	The third and fourth paragraphs of the section titled “Principal Investment Strategies” relating to the Fund in the “Fund Summaries” section of the Prospectus are hereby restated in their entirety as follows:

The portfolio managers primarily employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by the MSCI Emerging Markets benchmark. The Manager may reference benchmark weightings for risk management purposes, including when establishing portfolio exposure limits. The portfolio managers can also consider macro-economic factors when identifying potential investments. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 60 and 100 companies with the potential to outperform the Fund’s benchmark over the long term. The process can result in significant exposure to a single issuer, industry, sector or country or a small number of issuers, industries, sectors or countries. The Fund is classified as a non-diversified fund, which affords the Fund greater flexibility to invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund expects to invest significantly in Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. Consistent with this investment outlook, the Manager seeks to identify companies that, in its opinion, have the potential to sustain financial growth over the long term and, under normal circumstances, the portfolio is expected to consist predominantly of such growth companies. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations of its non-U.S. holdings relative to the U.S. dollar.